BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Loss from operations	$ (10,168,867)
Net realizable value inventories	142,000	48,000
Acquisition of property, plant and equipment	2,184,217	266,312
Undistributed earnings	18,060,000	18,980,000
Deferred tax liability	$ 900,000	$ 950,000